Other liabilities - Other current liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Other liabilities [Abstract]
Accrued customer rebates that cannot be offset with accounts receivables for those customers	€ 213	€ 280
Other taxes including social security premiums	115	190
Other current liabilities	120	116
Other current non-financial liabilities	€ 448	€ 587